Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions
5. Related party transactions

The significant related-party transactions that occurred during the year ended December 31, 2018 were transactions with debenture holders that incur interest. Related party debentures at year end totaled $3,287 (December 31, 2017 – $3,145) with principal amounts maturing at various periods through to August 1, 2021. The debentures bear interest rates from 12.0% to 18.0% (December 31, 2017 – 15.0% to 18.0%) with interest expense of $538 for the year ended December 31, 2018 (December 31, 2017 – $498). The related parties involved in such transactions include shareholders, officers, directors, and management; members of their families; or entities which are directly or indirectly controlled by members of their families. The debentures are ongoing contractual obligations that are used to fund our corporate and operational activities. These debentures are contractually obligated to be paid on the maturity date.

Key management personnel

Key management personnel (“KMP”) are those persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly. Key management personnel consists of officers and directors.

Aggregate compensation of KMP during the year consisted of:

	2018	2017
Salary and short term benefits	2,087	3,281
Share – based payments	489	632
	2,576	3,913